Fair Value Measurements and Valuation Processes - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
At Fair Value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 39,491	£ 40,557	£ 46,607
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	506	405	299
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 120	£ 101	£ 74